Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 26,164.1	$ 20,265.8		$ 30,359.3	$ 26,164.1	$ 20,265.8
Less reinsurance recoverables on unpaid losses	4,733.6	3,798.2		5,559.2	4,733.6	3,798.2
Liability for Unpaid Claims and Claims Adjustment Expense, Business Acquisitions	0.0	0.0	$ 729.2
Net balance at beginning of period	21,430.5	16,467.6		24,800.1	21,430.5	16,467.6
Incurred related to:
Current year				44,560.6	38,209.0	33,632.3
Prior years				1,094.0	(86.3)	(4.7)
Total incurred				45,654.6	38,122.7	33,627.6
Paid related to:
Current year				26,874.3	23,542.9	20,561.1
Prior years				13,980.2	11,210.2	8,832.8
Total paid				40,854.5	34,753.1	29,393.9
Net balance at ending of period	$ 24,800.1	$ 21,430.5	$ 17,196.8	29,600.2	24,800.1	21,430.5
Plus reinsurance recoverables on unpaid losses				4,789.0	5,559.2	4,733.6
Balance at ending of period				$ 34,389.2	$ 30,359.3	$ 26,164.1